Off-Balance Sheet Lending-Related Financial Instruments, Guarantees and Other Commitments (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	$ 954,840	$ 991,095	$ 1,121,378
Carrying value	1,077	1,414
Contractual amount	3,766	3,761
Carrying value	6	6
Carrying value	717	939	659	850
Other Unfunded Commitment to Extend Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	199,859	192,145
Carrying value	364	356
Other Guarantees and Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	3,766	3,671
Carrying value	6	6
Securities Lending Indemnifications [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	181,717	170,777
Carrying value	0	0
Derivatives Qualifying As Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	87,768	98,052
Carrying value	294	896
Unsettled Reverse Repurchase and Securities Borrowing Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	39,927	48,187
Carrying value	0	0
Equity Investment Commitments [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	2,468	2,374
Carrying value	0	0
Building Purchase Commitment [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	258	670
Carrying value	0	0
Consumer Loan [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	608,761	643,940
Carrying value	6	12
Consumer Credit Card Financing Receivable [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	547,227	569,113
Carrying value	0	0
Consumer Excluding Credit Card [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	61,534	74,827
Carrying value	6	12
Home Equity - Senior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	16,060	19,246
Carrying value	0	0
Home Equity - Junior Lien [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	28,681	37,231
Carrying value	0	0
Prime Mortgage, including option ARMs [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	1,266	1,654
Carrying value	0	0
Subprime Mortgage [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	0	0
Carrying value	0	0
Automobile Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	5,246	5,467
Carrying value	2	7
Business Banking Loans [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	9,702	9,040
Carrying value	4	5
Student and Other [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	579	2,189
Carrying value	0	0
Wholesale [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	346,079	347,155
Carrying value	1,071	1,402
Standby Letters of Credit, and Other Financial Guarantees [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	94,837	91,485
Carrying value	705	919
Carrying value	345	552
Other Letters of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	6,663	5,167
Carrying value	2	1
Carrying value	2	1
Asset Purchase Agreements [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Asset purchase agreements	0	22,685
Unused Advised Lines of Credit [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Total lending related commitments	44,720	35,673
Carrying value	0	0
Repurchase Liability [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	0	0
Carrying value	3,285	1,705	1,093	15
Loans Sold With Recourse [Member]
Off-balance sheet lending related-financial instruments, guarantees and other commitments [Abstract]
Contractual amount	10,982	13,544
Carrying value	$ 153	$ 271